Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC. The disclosure does not necessarily reflect value actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEO(1)	Average Compensation Actually Paid to Non-PEO NEO(1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income (Loss) (Thousands $)(4)
2024	$4,310,914	$2,003,459	$1,671,263	$961,606	$10.67	$7,167
2023	$2,039,280	($206,557)	$997,179	$390,003	$30.67	($61,319)

(1)
Summary Compensation Table amounts reported include fair value of stock grants calculated in accordance with ASC 718, rather than the cash amounts paid to or realized by the named individual. Mr. Amoroso served as our principal executive officer (“PEO”) for the full year in 2023 and 2024. The Non-PEO Named Executive Officers (the “Non-PEO NEOs”) include the following individuals: for fiscal year 2024, Mr. Kelly and Dr. Smith and for fiscal year 2023, Mr. Kelly and Dr. List.

(2)
The following amounts were deducted from or added to the Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs for 2023 and 2024:

PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

Fiscal Year	2023	2024
Summary Compensation Table Total	$2,039,280	$4,310,914
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year as reported in the Summary Compensation Table for Applicable Fiscal Year	($967,976)	($3,216,563)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$291,993	$1,217,219
+/- Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($1,139,232)	($286,857)
+/- Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($430,622)	($21,254)
Compensation Actually Paid	($206,557)	$2,003,459

Non-PEO NEO Average Summary Compensation Table Total to Average Compensation Actually Paid Reconciliation

Fiscal Year	2023	2024
Summary Compensation Table Total	$997,179	$1,671,263
- Grant Date Fair Value of “Stock Awards” Granted in Fiscal Year as reported in the Summary Compensation Table for Applicable Fiscal Year	($320,638)	($1,015,474)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$96,722	$383,724
+/- Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($284,539)	($74,832)
+/- Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($98,721)	($3,075)
Compensation Actually Paid	$390,003	$961,606

(3)
Cumulative Total Shareholder Return (“TSR”) is the calculated difference between our share price at the end and the beginning of the applicable measurement period, and our share price at the beginning of the measurement period. To perform this calculation, we assume a $100 investment on December 31, 2022.

(4)	The dollar amount reported represents the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Summary Compensation Table amounts reported include fair value of stock grants calculated in accordance with ASC 718, rather than the cash amounts paid to or realized by the named individual. Mr. Amoroso served as our principal executive officer (“PEO”) for the full year in 2023 and 2024. The Non-PEO Named Executive Officers (the “Non-PEO NEOs”) include the following individuals: for fiscal year 2024, Mr. Kelly and Dr. Smith and for fiscal year 2023, Mr. Kelly and Dr. List.

PEO Total Compensation Amount	$ 4,310,914	$ 2,039,280
PEO Actually Paid Compensation Amount	$ 2,003,459	(206,557)
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from or added to the Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs for 2023 and 2024:

PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

Fiscal Year	2023	2024
Summary Compensation Table Total	$2,039,280	$4,310,914
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year as reported in the Summary Compensation Table for Applicable Fiscal Year	($967,976)	($3,216,563)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$291,993	$1,217,219
+/- Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($1,139,232)	($286,857)
+/- Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($430,622)	($21,254)
Compensation Actually Paid	($206,557)	$2,003,459

Non-PEO NEO Average Total Compensation Amount	$ 1,671,263	997,179
Non-PEO NEO Average Compensation Actually Paid Amount	$ 961,606	390,003
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from or added to the Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs for 2023 and 2024:

Non-PEO NEO Average Summary Compensation Table Total to Average Compensation Actually Paid Reconciliation

Fiscal Year	2023	2024
Summary Compensation Table Total	$997,179	$1,671,263
- Grant Date Fair Value of “Stock Awards” Granted in Fiscal Year as reported in the Summary Compensation Table for Applicable Fiscal Year	($320,638)	($1,015,474)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$96,722	$383,724
+/- Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($284,539)	($74,832)
+/- Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($98,721)	($3,075)
Compensation Actually Paid	$390,003	$961,606

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid and Our Total Shareholder Return
Compensation actually paid (“CAP”) to our PEO and the average of the CAP to our other NEOs was markedly less than the Summary Compensation Table total for our PEO and the average Summary Compensation Table total for our other NEOs in each of 2023 and 2024. This is largely a result of the fluctuations in our stock price, which is directly linked to CAP, as well as total shareholder return (“TSR”). Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from “total” compensation reported in the Summary Compensation Table for the applicable fiscal year actually earned, realized or received by the NEOs.
Consistent with leading peers in the research and development stage gene editing industry, there was a lack of alignment between CAP and TSR for the years shown in the Pay Versus Performance Table above.
From December 31, 2022 to December 31, 2023, TSR declined in large part due to a strategic pivot executed by the new management team, led by the PEO and other NEOs, in the third quarter of 2023 away from less differentiated, cash intensive clinical stage cell therapy assets to focus its resources on highly differentiated, preclinical stage in vivo gene editing programs. This change in strategy also resulted in divestiture of cell therapy assets and a smaller, less capital-intensive cost structure.
Although we are not required to report peer group TSR as a smaller reporting company, for the two year period from December 31, 2022 to December 31, 2024, our TSR was consistent with the TSR of other leading research and development stage gene editing peers, including Editas Medicine, Inc., Prime Medicine, Inc., Verve Therapeutics, Inc., Sangamo Therapeutics, Inc., Intellia Therapeutics, Inc., and Metagenomi, Inc. (whose initial public offering closed in February 2024). This suggests that our TSR, consistent with the TSR of these peer companies, was primarily driven by the stock performance of non-commercial revenue generating companies in the gene editing sector rather than our operational performance.

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid and Our Net Income
Compensation actually paid (“CAP”) to our PEO and the average of the CAP to our other NEOs increased from 2023 to 2024 in general alignment with an increase in net income from 2023 to 2024. As set forth in the Executive Compensation section above, the PEO and other NEOs did not receive an increase in base salary for 2024 which directly supported the increase in net income. At the same time, the PEO and other NEOs drove corporate goal attainment exceeding 100% under the annual bonus plan in 2024.

Total Shareholder Return Amount	$ 10.67	30.67
Net Income (Loss)	$ 7,167,000	$ (61,319,000)
PEO Name	Mr. Amoroso	Mr. Amoroso
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,216,563)	$ (967,976)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,217,219	291,993
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,857)	(1,139,232)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,254)	(430,622)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,015,474)	(320,638)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,724	96,722
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,832)	(284,539)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,075)	$ (98,721)